                          Montgomery Variable Series:
                             Emerging Markets Fund


                              Semi-Annual Report
                                 June 30, 1997





                        [LOGO OF THE MONTGOMERY FUNDS]


                               Invest wisely.(TM)
                             The Montgomery Funds

Montgomery Variable Series: Emerging Markets Fund
Portfolio Highlights
June 30, 1997 (unaudited)
Investment Review
--------------------------------------------------------------------------------

Q:   How did the Fund perform from July 1, 1996, through June 30, 1997?

A: The Fund gained 22.31% over that period, outpacing its benchmark, the IFC Global Index, by a considerable margin. It also continues to outperform the index since inception.

Q:   What were some of the most positive factors behind that performance?

A: We made some very profitable decisions in terms of both country and stock selection over the past year.

     Our decision in early 1996 to increase the Fund's weighting in Brazil paid off handsomely throughout the second half of that year and the first half of this one. Excitement has been growing in the Brazilian stock market over that country's progress on privatization. The Fund also benefited from several of our stock choices there. For example, Telebras (the country's monopoly telephone operator) has had a tremendous performance. There is huge pent-up demand for telecommunications in Brazil, and we believe Telebras will benefit from it. The Brazilian market became more volatile in July 1997, due to concerns about the stability of its currency. We think the downturn will be short-lived, however, because the strong economic fundamentals that have been driving Brazil over the past two years are still in place.

     The Fund also profited from its overweighting in Russia relative to its benchmark index (and to many of our competitors). This market has grown by leaps and bounds, especially as international investors have begun to discover it. Both the political and economic situation there appear to be stabilizing, though of course considerable risk remains. The Russian market also offers what we believe are phenomenal asset values.

Q:   Were there any disappointments?

A: Although we have gradually reduced the Fund's exposure to the Southeast Asian markets over the past year, its weighting there, though light, continued to work against us. One of the main factors weighing on these markets has been the high level of real interest rates in a number of these countries, such as Malaysia. They've also experienced some growing pains. Construction companies in Thailand, for example, were a little overzealous in 1996, and the country is now facing the consequences of the resulting property glut. That has depressed the Thai stock market, but we strongly believe that the problem will work itself out in the coming year.

Q:   What's your outlook for the emerging markets over the coming year?

A: In Latin America we think Brazil (the region's largest economy) will continue to drive performance. Mexico, the other major Latin American economy, appears to be in good shape, too. We are encouraged by the results of the recent election there, which signal a move toward a democratic political system.

     We have a mixed outlook for Asian markets, but believe that China/Hong Kong is poised to grow rapidly, with inflation under control. Investors will undoubtedly watch it carefully in the coming year to see whether China lives up to its promise of maintaining "one country, two systems" with respect to Hong Kong.

     Emerging Europe should benefit from economic recovery in Germany, a major trading partner of many countries in the region. As always, politics will continue to dictate the mood of Middle Eastern stock markets. We see some dynamic opportunities in North Africa (such as the cement industry in Egypt), but remain cautious on South Africa, where the economy suffers from a dangerously low level of foreign reserves, and corporate profits are being hurt by lower gold prices.

     On that note, it's important for investors in the emerging markets to be prepared at all times for short-term shocks and downturns. These markets are prone to greater economic and political risks than the United States and other developed markets, though we believe that they are gradually becoming more stable on both fronts. And their potential for higher risk goes hand-in-hand with the potential for greater returns over time.

Q: Why should an investor consider the Montgomery Variable Series: Emerging Markets Fund right now?

A: We're continually impressed with the strides that developing economies are making and we expect to see more progress in the future. These countries are restructuring their economies and laying the foundations for future growth. What's especially remarkable is that most investors still don't seem to have discovered them. That creates opportunities for investors who already recognize both the risks and exceptional long-term potential they present.

Portfolio Management
Josephine S. Jimenez, CFA
     Senior Portfolio Manager
Bryan L. Sudweeks, Ph.D., CFA
     Senior Portfolio Manager
Angeline Ee   Portfolio Manager
Frank Chiang  Portfolio Manager
Fund Performance
Average annual total returns for the periods
ended 6/30/97
Montgomery Variable Series: Emerging Markets Fund
Since inception (2/2/96)    19.88%
One year  22.31%
IFC Global Composite Index
Since (1/31/96)  20.15%
One year  13.83%

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                        GROWTH OF A $10,000 INVESTMENT
            AMONG MONTGOMERY VARIABLE SERIES: EMERGING MARKET FUND
                        AND IFC GLOBAL COMPOSITE INDEX
                     S&P 500 INDEX AND S&P FINANCIAL INDEX

                        PERFORMANCE GRAPH APPEARS HERE

                             MONTGOMERY
                             VARIABLE
                             SERIES:           IFC GLOBAL
Measurement Period           EMERGING          COMPOSITE
(Fiscal Year Covered)        MARKETS FUND      INDEX
---------------------        ---------------   ---------
Measurement Pt-01/01/1996    $100.00           $100.00
FYE 02/01/1996               $ 97.20           $ 99.37
FYE 03/01/1996               $101.00           $100.95
FYE 04/01/1996               $103.30           $108.46
FYE 05/01/1996               $105.80           $106.38
FYE 06/01/1996               $105.60           $107.93
FYE 07/01/1996               $100.50           $101.20
FYE 08/01/1996               $105.00           $103.45
FYE 09/01/1996               $105.10           $104.37
FYE 10/01/1996               $103.10           $102.05
FYE 11/01/1996               $104.70           $103.51
FYE 12/01/1996               $106.79           $102.60
FYE 01/01/1997               $115.32           $109.50
FYE 02/01/1997               $117.82           $114.48
FYE 03/01/1997               $115.92           $112.45
FYE 04/01/1997               $115.42           $112.46
FYE 05/01/1997               $120.23           $113.33
FYE 06/01/1997               $129.15           $120.15


* The IFC Global Composite Index is comprised of more than 1,200 individual stocks from 25 developing countries in Asia, Latin America, Middle East, Africa and Europe.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Highlights (continued)
June 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                              Top Five Countries
                     (as a percentage of total net assets)

              Brazil.........................................16.7%
              Taiwan......................................... 7.6
              Russia......................................... 7.2
              Korea.......................................... 7.1
              Malaysia....................................... 6.9


                               Top Ten Holdings
                     (as a percentage of total net assets)

              Tatneft, Sponsored ADS......................... 2.7%
              Electrobras, "B"............................... 2.4
              Telebras, ADR.................................. 2.2
              Bharat Petroleum Corporation Ltd............... 2.2
              Alfa S.A. de C.V............................... 2.1
              Hyundai Engineering and Construction Company... 1.9
              Banco Bradesco................................. 1.8
              Telefonos de Mexico S.A., ADR.................. 1.7
              Sonae InvestImentos............................ 1.7
              Tan Chong Motor Holdings Berhad................ 1.7

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments
June 30, 1997 (unaudited)


COMMON STOCKS-77.1%                                                                   VALUE
SHARES                                                                               (NOTE 1)
            ARGENTINA-2.0%
   17,724   Banco Frances del Rio de La Plata, ADR (Banks)                          $  576,030
   48,000   Cresud S.A.+ (Real Estate)                                                 106,577
   72,600   Inversiones y Representaciones (Real Estate)                               315,859
  114,000   Siderar S.A. (Steel)                                                       468,613
   18,500   Telefonica de Argentina, Sponsored ADR (Telephone/Networks)                640,562
                                                                                    ----------
                                                                                     2,107,641
                                                                                    ----------
            BRAZIL-5.4%
   11,900   Cemig, ADS (Electric Utilities)                                            609,131
  945,000   Cia Saneamento Basico Estado (Water Utilities)                             287,920
1,091,000   Electrobas (Electric Utilities)                                            610,080
   29,000   Electrobas, ADR (Electric Utilities)                                       899,072
      580   Electrobas, GDS*** + (Electric Utilities)                                   81,454
   22,000   Souza Cruz S.A. (Tobacco)                                                  231,945
   15,600   Telebras, ADR(Telephone/Networks)                                        2,367,300
3,670,000   Telec Brasileiras-Telebras ON (Telephone/Networks)                         497,720
   12,000   Usiminas, ADR*** (Steel)                                                   132,750
                                                                                    ----------
                                                                                     5,717,372
                                                                                    ----------
            CHILE-1.2%
    8,230   Compania de Telefonos de Chile, ADR (Telecommunications/Wireless)          271,590
   22,200   Empresa Nacional Electricidad S.A. (Electric Utilities)                    500,888
    2,800   Sociedad Quimica y Minera de Chile (Chemicals)                             185,150
   15,100   Supermercados Unimarc S.A.+(Retail Trade)                                 .283,125
                                                                                    ----------
                                                                                     1,240,753
                                                                                    ----------
            CHINA/HONG KONG - 5.6%
  126,000   Beijing Enterprises Holdings Ltd.+ (Holding)                               793,670
1,290,000   Beijing Yanhua Petrochemical Company Ltd.+ (Chemicals)                     279,736
   30,000   Cheung Kong Holdings (Real Estate)                                         296,232
   67,000   China Light and Power Company (Electric Utilities)                         379,655
  102,000   China Resources Enterprises Ltd. (Holding)                                 500,303
   58,000   Citic Pacific Ltd. (Holding)                                               362,346
  700,000   Guangzhou Investment Company Ltd. (Real Estate).                           386,264
  550,000   Heilongjiang Electric Power Company Ltd., Class B (Electric Utilities)     440,000
   11,400   HSBC Holdings (Banks)                                                      342,855
   35,000   Hutchison Whampoa Ltd. (Conglomerates)                                     302,686
   71,000   New World Development Company Ltd. (Holding)                               423,399
  160,000   New World Infrastructure Ltd+ (Heavy Construction)                         452,287
   75,000   Shanghai Industrial Holdings Ltd. (Conglomerates)                          466,614
   20,000   Sun Hung Kai Properties Ltd. (Real Estate)                                 240,729
   45,000   Union Bank of Hong Kong Ltd. (Banks)                                       130,110
  480,000   Zhejiang Expressway Company Ltd.+ (Heavy Construction)                     116,479
                                                                                    ----------
                                                                                     5,913,365
                                                                                    ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
June 30, 1997 (unaudited)

COMMON STOCKS-(CONTINUED)                                                               VALUE
SHARES                                                                                 (NOTE 1)
          COLOMBIA-0.4%
 38,900   Almacenes Exito S.A. (Retail Trade)                                         $  132,103
 42,000   Bavaria (Food and Beverage)                                                    301,430
                                                                                      ----------
                                                                                         433,533
                                                                                      ----------
          CZECH REPUBLIC-1.7%
  8,100   AGB Obevreny Podilovy Fund+ (Mutual Funds)                                     177,385
 11,000   Alpha-Effect+ (Mutual Funds)                                                   239,875
  1,800   Komercni Banka, GDR+ (Banks)                                                    37,485
 13,000   Komercni Banka, GDR***+ (Banks)                                                270,725
 27,800   Komercni Banka I.F.+ (Mutual Funds)                                            413,300
 33,800   The Czech Value Fund+ (Mutual Funds)                                           215,644
 83,000   Vynosovy I.F.+(Mutual Funds)                                                   419,851
                                                                                      ----------
                                                                                       1,774,265
                                                                                      ----------
          EGYPT-0.8%
 30,800   Al-Ahram Beverages Company, GDR***+ (Food and Beverage)                        630,630
  4,000   Amreya Cement (Cement)                                                          97,447
  4,000   Tora Cement (Cement)                                                           101,214
                                                                                      ----------
                                                                                         829,291
                                                                                      ----------
           HUNGARY-0.1%
  16,900   Zalakeramia Rt., GDR*** (Building Materials)                                  132,243
                                                                                      ----------
           INDIA-5.9%
  13,300   Bajaj Auto, Ltd., GDR*** (Auto/Auto Parts)                                    464,503
  21,600   Bajaj Auto, Ltd., GDS (Auto/Auto Parts)                                       754,380
 187,000   Bharat Petroleum Corporation Ltd. (Oil)                                     2,350,558
  19,900   Indian Hotels, GDS (Euro) (Lodging)                                           472,625
  25,000   Indian Hotels, GDS*** (Lodging)                                               593,750
 110,000   Mahangar Telephone Nigam, Ltd. (Telephone/Regional - Local)                   933,310
  16,700   Tata Engineering & Locomotive Company, Ltd. (Auto/Auto Parts)                 256,762
  17,600   Videsh Sanchar Nigam Ltd., GDR***+ (Telephone/Long Distance)                  366,520
                                                                                      ----------
                                                                                       6,192,408
                                                                                      ----------
           INDONESIA-2.7%
 237,000   Bimantara (F) (Conglomerates)                                                 414,165
  90,000   Hanjaya Mandala Sampoerna(F)(Tobacco)                                         343,236
 268,000   Lippo Bank(F) (Banks)                                                         275,493
 350,000   Lippo Securities** (Diversified Financial Services)                           248,252
  68,000   London Sumatra Indonesia (Agricultural Commodities)                           215,296
 280,000   Matahari Putra Prima (F) (Retail Trade)                                       564,145
 510,000   Mulia Industrindo (F) (Glass)                                                 267,373
  90,000   Semen Gresik (F) (Building Materials)                                         201,686
   9,100   Telekomunikas Indonesia, ADR (Telephone/Regional - Local)                     295,750
                                                                                      ----------
                                                                                       2,825,396
                                                                                      ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
June 30, 1997 (unaudited)

COMMON STOCKS-(CONTINUED)                                                               VALUE
SHARES                                                                                 (NOTE 1)
             ISRAEL-0.8%
    12,850   Teva Pharmaceuticals, ADR (Pharmacy/Drugs)                               $  832,841
                                                                                      ----------
             KOREA-7.1%
    44,000   Daewoo Corporation (Conglomerates)                                          357,748
    50,000   Dongwon Securities (Securities Brokerage)                                   658,784
    80,000   Hyundai Engineering and Construction Company (Heavy Construction)         2,054,054
    28,000   Hyundai Merchant Marine+ (Shipping)                                         526,577
       269   Kookmin Bank (Banks)                                                          5,030
    18,700   Korea Electric Power Corporation, ADR (Electric Utilities)                  349,456
    53,201   Korea Special Opportunities Fund (Mutual Funds)                             784,715
     9,000   LG Semiconductor Company +(Semiconductor)                                   350,676
     2,580   Pohang Iron & Steel Company, Ltd. (Steel)                                   267,789
    14,000   Pohang Iron & Steel Company, Ltd., ADR (Steel).                             448,000
     3,640   Samsung Electronics Ltd.(F) (Electronics)                                   408,425
     2,134   Samsung Electronics Ltd. GDS*** (Electronics)                                57,479
        26   Samsung Electronics Ltd., New, GDS***+ (Electronics)                          1,511
     1,600   Samsung Electronics Ltd., GDS*** Non-voting (Electronics)                    43,096
    200,000  SeoulBank+ (Banks)                                                          826,577
     16,000  Yukong, Ltd. (Oil)                                                          387,387
                                                                                      ----------
                                                                                       7,527,304
                                                                                      ----------
              MALAYSIA-6.9%
    172,000   Arab Malaysian Corporation (Diversified Financial Services)                640,570
     67,000   Guinness Anchor Berhad (Food and Beverage)                                 148,653
     44,000   Hong Leong Bank Berhad (Banks)                                             110,697
    128,000   IJM Corporation Berhad (Heavy Construction)                                268,780
    791,000   IOI Corporation Oxygen, Inc. (Agricultural Commodities)                    902,567
    173,000   Leader Universal Holdings Berhad (Telecommunications Equipment)            311,181
     53,000   Malakoff Berhad (Electric Utilities)                                       230,983
     95,000   New Straits Times (Newspapers/Publishing)                                  557,052
     36,000   Oriental Holdings Berhad (Auto/Auto Parts)                                 270,998
    560,000   Public Bank Berhad(F) (Banks)                                              874,168
    936,000   Tan Chong Motor Holdings Berhad (Auto/Auto Parts)                        1,765,198
     28,000   Tanjong PLC (Leisure Time)                                                  96,513
     48,000   Telekom Malaysia Berhad (Telecommunications/Other)                         224,406
    128,000   United Engineers Berhad (Heavy Construction)                               922,979
                                                                                      ----------
                                                                                       7,324,745
                                                                                      ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
June 30, 1997 (unaudited)

COMMON STOCKS-(CONTINUED)                                                                       VALUE
SHARES                                                                                         (NOTE 1)
            MEXICO-6.0%
  278,000   Accel, S.A., Series B (Conglomerates)                                             $   74,856
   60,000   Acer Computer Latino America S.A. de C.V.+ (Computers and Office Equipment)          208,367
  321,000   Alfa S.A. de C.V. (Conglomerates)                                                  2,185,102
   14,400   Bufete Industrial S.A.+ (Heavy Construction)                                         307,800
  185,000   Cifra S.A. de C.V., ADR (Retail Trade)                                               333,925
    6,000   Grupo Modelo S.A. de C.V., Series C (Food and Beverage)                               41,522
   53,000   Hylsamex S.A., Series B (Steel Products)                                             272,752
   49,000   Industrias Penoles CPO (Metals and Mining).                                          233,671
   66,000   San Luis Corporacion S.A. de C.V. (Metals and Mining)                                488,305
   38,000   Telefonos de Mexico S.A., ADR (Telephone/Long Distance)                            1,814,500
   31,500   Vitro S.A., ADR+ (Glass)                                                             354,375
                                                                                              ----------
                                                                                               6,315,175
                                                                                              ----------
            MOROCCO-0.2%
    3,836   Banque Marocaine du Commerce Exterieur (Banks)                                       241,201
        2   Banque Marocaine du Commerce Exterieur, GDR*** (Banks)                                    39
                                                                                              ----------
                                                                                                 241,240
                                                                                              ----------
            PERU-0.9%
    7,910   Credicorp, Ltd. (Banks)                                                              174,020
   10,500   Ferreyros Enrique S.A., ADS*** (Metals and Mining)                                   253,313
   21,000   Telefonica del Peru S.A., Series B, ADR (Telephone/Networks)                         549,938
                                                                                              ----------
                                                                                                 977,271
                                                                                              ----------
            PHILIPPINES-2.7%
1,796,000   Belle Corporation+ (Real Estate)                                                     524,310
1,288,000   DMCI Holdings+ (Heavy Construction)                                                  424,841
  636,000   International Container Terminal Services, Inc.+ (Shipping)                          325,523
   50,000   La Tondena Distillers, Inc. (Food and Beverage)                                      120,375
  706,000   Metro Pacific Inc., Class B (Conglomerates)                                          152,571
  381,000   Music Semiconductors Corporation+ (Semiconductor)                                    198,618
  851,000   PCI Leasing and Finance, Inc.+ (Diversified Financial Services)                      161,321
1,957,200   Petron Corporation (Oil)                                                             497,166
    1,700   Philippine Long Distance Telephone, ADR (Telephone/Long Distance)                    109,225
    2,120   Philippine Long Distance Telephone, GDR (Telephone/Long Distance)                    122,960
  642,500   Republic Glass (Glass)                                                                58,462
  925,000   Uniwide Holdings, Inc.+ (Retail Trade)                                               182,363
                                                                                              ----------
                                                                                               2,877,735
                                                                                              ----------
            PORTUGAL-2.8%
    2,700   Capital Portugal Fund+ (Mutual Funds)                                                409,319
   25,500   Cimpor - Cimentos de Portugal (Building Materials)                                   594,357
    9,000   Electricidad de Portugal+ (Electric Utilities)                                       165,180
   42,300   Sonae Investimentos (Retail Trade)                                                 1,768,769
                                                                                              ----------
                                                                                               2,937,625
                                                                                              ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
June 30, 1997 (unaudited)

COMMON STOCKS-(CONTINUED)                                                                        VALUE
SHARES                                                                                          (NOTE 1)
             RUSSIA-6.8%
    22,000   Irkutskenegro, ADR (Electric Utilities)                                            $  379,500
         9   Irkutskenegro, RDC***+ (Electric Utilities)                                           611,100
    14,600   LukOil Company, ADR (Oil)                                                           1,136,062
        93   Russian Telecom Basket GEC 144A*** (Telephone/Regional - Local)                     1,237,131
    15,700   Surgutneftegaz, ADR (Oil)                                                             840,931
     1,200   Tatneft, ADR+ (Oil)                                                                   128,700
    26,350   Tatneft, Sponsored ADS***+ (Oil)                                                    2,826,038
                                                                                                ----------
                                                                                                 7,159,462
                                                                                                ----------
             SINGAPORE-0.6%
    57,000   Keppel Corporation, ORD (Heavy Construction)                                          192,964
   130,000   Sunright Ltd.+ (Electronics)                                                          236,413
   210,000   Thakral Corporation Ltd. (Home Appliance)                                             214,200
                                                                                                ----------
                                                                                                   643,577
                                                                                                ----------
             SOUTH AFRICA-4.2%
    18,000   Anglovaal, Ltd. (Conglomerates)                                                       480,053
    71,300   Barlow, Ltd. (Building Materials)                                                     775,547
    60,000   JCI Ltd. (Diversified Financial Services)                                             461,538
   604,882   Lonrho (Conglomerates)                                                              1,295,890
   106,600   Sasol, Ltd. (Oil)                                                                   1,397,994
                                                                                                ----------
                                                                                                 4,411,022
                                                                                                ----------
             TAIWAN-7.6%
    88,320   ASE+ (Semiconductor)                                                                  335,171
   105,000   Bank Sinopac (Banks)                                                                  100,279
   306,000   China Development Corporation+ (Diversified Financial Services)                     1,579,532
   324,825   China Steel Corporation (Steel)                                                       343,520
   260,000   Compal Electronics+ (Computers and Office Equipment)                                1,028,777
   127,000   Delta Electronic Industrial (Electrical Equipment)                                    785,755
   235,000   Formosa Chemicals and Fiber Corporation (Apparel and Textiles)                        341,511
   213,600   Hung Sheng Construction Ltd. (Real Estate)                                            364,964
   471,000   Pacific Construction+ (Heavy Construction)                                            503,191
   150,000   Primax Electronics Ltd. (Computers and Office Equipment)                              445,144
   171,000   Taiwan Semiconductor Company+ (Semiconductor)                                         759,658
   120,000   United World Chinese Commercial Bank (Banks)                                          287,050
   131,000   Yageo Corporation+ (Electronics)                                                      551,331
     6,200   Yageo Corporation, GDR+ (Electronics)                                                 108,500
     6,000   Yageo Corporation, GDR***+ (Electronics)                                              105,000
    70,000   Yuanta Securities Corporation (Securities Brokerage)                                  265,018
    76,000   Yue Loong Motor Company (Auto/Auto Parts)                                             136,691
                                                                                                ----------
                                                                                                 8,041,092
                                                                                                ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments
June 30, 1997 (unaudited)

COMMON STOCKS-(CONTINUED)                                                                             VALUE
SHARES                                                                                               (NOTE 1)
              THAILAND-2.0%
  239,800     Electricity Generation Power Company (F) (Electric Utilities)                        $   611,538
   31,600     Industrial Finance Corporation of Thailand (F) (Securities Brokerage)                     41,880
   58,400     Pizza Public Company Ltd. (Food and Beverage)                                            311,936
   40,900     PTT Exploration and Production Public Company, Ltd. (F) (Oil)                            617,606
    7,600     Siam Cement Public Company, Ltd. (F) (Building Materials)                                136,739
   10,500     Siam Cement Public Company, Ltd. Local, Series 2 (Building Materials)                    162,750
  138,000     Thai Airways International Public Company, Ltd. (F) (Airlines)                           210,602
                                                                                                   -----------
                                                                                                     2,093,051
                                                                                                   -----------
              TURKEY-1.6%
3,000,000     Akcansa Cimento A.S. (Cement)                                                            414,072
  450,000     Aygaz A.S. (Chemicals)                                                                    92,409
2,038,333     Koc Holdings (Holding)                                                                   480,334
5,816,000     Turk Sise ve Cam+ (Glass)                                                                368,089
7,300,000     Yapi ve Kredi Bankasi A.S. (Banks)                                                       167,110
9,709,000     Yapi ve Kredi Bankasi A.S. Non-Tradeable Certificates (Banks)                            222,256
                                                                                                   -----------
                                                                                                     1,744,270
                                                                                                   -----------
              VENEZUELA-1.1%
   18,100     Compania Anonima Nacional Telefonos de Venezuela, ADR (Telephone/Networks)               780,563
  271,440     Electricidad de Caracas (Electric Utilities)                                             434,896
                                                                                                   -----------
                                                                                                     1,215,459
                                                                                                   -----------

              TOTAL COMMON STOCKS (COST $72,075,481)                                                81,508,136
                                                                                                   -----------
PREFERRED STOCKS-11.7%

              BRAZIL-11.3%
185,308,000   Banco Bradesco (Banks)                                                                 1,867,625
 90,000,000   Banco de Credito Nacional S.A. (Banks)                                                 1,003,205
  5,200,000   CESP-Cia Ener Sao Paulo (Electric Utilities)                                             347,778
 25,000,000   Cia Energetica de Minas Gerais (Electric Utilities)                                    1,288,839
 40,583,000   Cia Paranaense de Energi (Electric Utilities)                                            753,945
    400,000   Copene - Petroquimica do Nordests S.A. (Chemicals)                                       148,251
  4,186,000   Electrobas, "B" (Electric Utilities)                                                   2,496,319
    396,000   Electropaulo, "B" (Electric Utilities)                                                   115,866
    550,000   Itausa Investimentos Itau (Holding)                                                      505,782
 15,500,000   Lojas Americanas+ (Retail Trade)                                                         210,209
 65,880,000   Odebrecht S.A. (Heavy Construction)                                                      559,939
    800,000   Petroleo Brasileiro(Oil)                                                                 222,199
 44,020,000   Uniao de Bancos Brasileiros (Banks)                                                    1,614,741
     39,460   Usiminas (Steel)                                                                         439,483
     15,700   Vale do Rio Doce (Metals and Mining)                                                     347,236
     20,000   Vale do Rio Doce, "B" (Metals and Mining)                                                      0
                                                                                                   -----------
                                                                                                    11,921,417
                                                                                                   -----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments
June 30, 1997 (unaudited)

PREFERRED STOCKS-(CONTINUED)                                                                           VALUE
SHARES                                                                                                (NOTE 1)
                               KOREA-0.0%#
                          60   Samsung Electronics Ltd.(F) (Electronics)                             $     6,530
                                                                                                     -----------
                               RUSSIA-0.4%
                      18,900   LukOil Company, ADR (Oil)                                                 482,895
                                                                                                     -----------
                               TOTAL PREFERRED STOCKS (Cost $9,942,879)                               12,410,842
                                                                                                     -----------
Convertible Bonds-0.7%
Principal Amount

                               MEXICO-0.4%
                    $300,000   Alfa S.A. de C.V.,
                               8.000% due 09/15/00*** (Conglomerates)                                    428,250
                                                                                                     -----------
                               SOUTH AFRICA-0.1%
                     100,000   Barlow Ltd.
                               7.000% due 09/20/04*** (Building Materials)                               127,000
                                                                                                     -----------
                               THAILAND-0.2%
                     150,000   Central Pattana Public Company, Ltd.
                               2.750% due 04/10/01*** (Real Estate)                                      137,625
                                                                                                     -----------
                               TOTAL CONVERTIBLE BONDS (COST $597,676)                                   692,875
                                                                                                     -----------
Rights-0.0%#
(Cost $1,223)
Shares

                               MALAYSIA-0.0%#
                       5,500   Hong Leong Bank Berhad, Expires 07/21/97+ (Banks)                             872
                                                                                                     -----------
                               TOTAL SECURITIES (COST $82,617,259)                                    94,612,725
                                                                                                     -----------
Repurchase Agreements-15.0%
Principal Amount
                  $7,933,500   Agreement with Bear Stearns, Tri-Party, 6.200% dated 06/30/97, to be repurchased at $7,934,866, on 07/01/97, collateralized by
                               $8,092,170 market value of U.S. Government securities, having
                               various maturities and various interest rates                           7,933,500

                   7,933,500   Agreement with HSBC Securities Inc., Tri-Party, 6.200% dated
                               06/30/97, to be repurchased at $7,934,866, on 07/01/97,
                               collateralized by $8,092,183 market value of U.S. Government
                               securities, having various maturities and various interest rates.       7,933,500
                                                                                                     -----------
                               TOTAL REPURCHASE AGREEMENTS (COST $15,867,000)                         15,867,000
                                                                                                     -----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments
June 30, 1997 (unaudited)


                                                                                      VALUE
                                                                                    (NOTE 1)
TOTAL INVESTMENTS (COST $98,484,259*)                                   104.5%    $110,479,725
OTHER ASSETS AND LIABILITIES (NET)                                       (4.5)      (4,776,696)
                                                                        ------    ------------
NET ASSETS                                                              100.0%    $105,703,029
                                                                        ======    ============

---------------------------------
*   Aggregate cost for Federal tax purposes.
** Illiquid Security or Special Situation Security (See Note 6 to Financial Statements).
*** Security exempt from registration under Rule 144A of the Securities Act of
    1933.
    These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#   Amount represents less than 0.1%.
+   Non-income producing security.

ABBREVIATIONS:

ADR  American Depositary Receipt

ADS  American Depositary Share

(F)  Foreign or alien share.

GDR  Global Depositary Receipt

GDS  Global Depositary Share

ORD  Ordinary

RDC  Russian Depository Certificate

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Statement of Assets and Liabilities
June 30, 1997 (unaudited)


ASSETS:
 Investments in securities, at value (Identified cost $98,484,259) (Note 1)
     Securities............................................................                       $ 94,612,725
     Repurchase agreements.................................................                         15,867,000
                                                                                                  ------------
Total investments..........................................................                        110,479,725
Foreign currency (Cost $521,621)...........................................                            521,092
Forward foreign currency exchange contracts:
     Forward foreign currency exchange contracts to buy, at value
       (Contract cost $1,174,145) (Note 3).................................                         1,169,329
     Forward foreign currency exchange contracts to sell (Note 3)..........                           260,611
Receivables:
     Investment securities sold............................................                           608,537
     Shares of beneficial interest sold....................................                           325,232
     Dividends.............................................................                           291,648
     Interest..............................................................                            16,190
Other Assets:
     Organization costs (Note 1)...........................................                            44,613
                                                                                                  ------------
     Total Assets..........................................................                       113,716,977

LIABILITIES:
     Forward foreign currency exchange contracts:
       Payable for forward foreign currency exchange
       contracts to buy (Note 3)........................................... $1,174,145
       Payable for forward foreign currency exchange contracts to sell,
       at value (Contract cost $260,611) (Note 3)..........................    260,780
 Payables:
     Investment securities purchased.......................................  5,794,234
     Due to custodian......................................................    530,882
     Management fee........................................................    108,603
     Shares of beneficial interest redeemed................................     72,475
     Organization costs....................................................     61,485
     Trustees' fees and expenses...........................................      1,503
     Other accrued liabilities and expenses................................      9,841
                                                                            ----------
Total Liabilities..........................................................                          8,013,948
                                                                                                  ------------
NET ASSETS.................................................................                       $105,703,029
                                                                                                  ============
NET ASSETS consist of:
Accumulated net investment income..........................................                       $    320,926
Accumulated net realized gain on securities sold, forward foreign
     currency exchange contracts and foreign currency transactions.........                            337,325
Net unrealized appreciation of investments, forward foreign currency exchange contracts, foreign currency transactions and other
     net assets............................................................                         11,987,625
Shares of beneficial interest..............................................                             82,072
Additional paid-in capital.................................................                         92,975,081
                                                                                                  ------------
NET ASSETS.................................................................                       $105,703,029
                                                                                                  ============
Net Asset Value, offering and redemption price per share
     ($105,703,029 divide by 8,207,205 shares of beneficial interest
     outstanding)..........................................................                       $      12.88
                                                                                                  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Statement of Operations
For the Six Months Ended June 30, 1997 (unaudited)

NET INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $37,535)..............                              $   617,085
Interest.............................................................                                  286,655
                                                                                                   -----------
Total Investment Income..............................................                                  903,740

EXPENSES:
Management fee (Note 2)..............................................      $491,113
Custodian fees.......................................................        80,970
Legal and audit fees.................................................        11,405
Amortization of organization expenses (Note 1).......................         6,165
Trustees' fees and expenses (Note 2).................................         3,818
Other................................................................        32,888
                                                                           --------
Total Expenses.......................................................                                  626,359
Fees deferred by Manager (Note 2)....................................                                  (58,766)
                                                                                                   -----------
NET EXPENSES.........................................................                                  567,593
                                                                                                   -----------
NET INVESTMENT INCOME................................................                                  336,147
                                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTES 1 and 3)
Net realized gain/(loss) on:
     Security transactions...........................................                                  553,214
     Forward foreign currency exchange contracts.....................                                 (134,564)
     Foreign currencies transactions (Net of foreign capital
       gains tax of $16,764).........................................                                   20,076
                                                                                                   -----------
Net realized gain on investments during the period...................                                  438,726
                                                                                                   -----------
Change in unrealized appreciation/(depreciation) of:
     Securities......................................................                               11,368,630
     Forward foreign currency exchange contracts.....................                                   (6,755)
     Foreign currency transactions and net other assets..............                                     (447)
Net unrealized appreciation of investments during the period.........                               11,361,428
                                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS......................                               11,800,154
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................                              $12,136,301
                                                                                                   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Statement of Changes in Net Assets

                                                                                 For the Six Months
                                                                                   Ended 06/30/97                    For the Period
                                                                                    (unaudited)                      Ended 12/31/96*

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income........................................................... $    336,147                        $    68,556
Net realized gain/(loss) on securities, forward foreign currency exchange
    contracts and foreign currency transactions during the period...............      438,726                           (119,260)
Net unrealized appreciation of securities, forward foreign currency exchange contracts, foreign currency transactions and net other
    assets during the period....................................................   11,361,428                            626,197
                                                                                 ------------                        -----------
Net increase in net assets resulting from operations............................   12,136,301                            575,493

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income........................................       -                                 (65,918)

BENEFICIAL INTEREST TRANSACTIONS:
Net increase from beneficial interest transactions (Note 4).....................   66,600,985                         25,956,168
                                                                                 ------------                        -----------
Net increase in net assets......................................................   78,737,286                         26,465,743

NET ASSETS:
Beginning of period.............................................................   26,965,743                            500,000
                                                                                 ------------                        -----------
End of period................................................................... $105,703,029                        $26,965,743
                                                                                 ============                        ===========
Accumulated net investment income/(Accumulated net investment loss)............. $    320,926                        $   (15,221)
                                                                                 ============                        ===========

-------------------------
* Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Financial Highlights
Selected Per Share Data for the Period Ended:

                                                                          06/30/97                 12/31/96*
                                                                         (unaudited)
Net asset value - beginning of period.................................   $  10.65                  $ 10.00
                                                                         --------                  -------
Net investment income.................................................       0.05                     0.03
Net realized and unrealized gain on investments.......................       2.18                     0.65
                                                                         --------                  -------
Net increase in net assets resulting from investment operations.......       2.23                     0.68
Distributions to shareholders:
     Distributions from net investment income.........................          -                    (0.03)
                                                                         --------                  -------
Net asset value - end of period.......................................   $  12.88                   $10.65
                                                                         ========                  =======
Total return**........................................................      20.94%                    6.79%
                                                                         ========                  =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................................   $105,703                  $26,966
Ratio of net investment income to average net assets..................       1.04%+                   0.81%+
Ratio of operating expenses to average net assets.....................       1.75%+                   1.45%+
Portfolio turnover rate...............................................         28%                      43%
Average commission rate paid (a)......................................   $ 0.0008                  $0.0002
Net investment income/(loss) before deferral of fees and absorption
     of expenses by Manager...........................................    $  0.04                  $ (0.01)
Operating expense ratio before deferral of fees and absorption of
     expenses by Manager..............................................       1.93%+                   2.47%+

-----------------------
* Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996.
**  Total return represents aggregate total return for the periods indicated.
+   Annualized.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

The Montgomery Funds III
Notes to Financial Statements (unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES:

    The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of June 30, 1997, the Trust had four series, the Montgomery Variable Series: Growth Fund, the Montgomery Variable
    Series: Emerging Markets Fund, the Montgomery Variable Series: International Small Cap Fund and the Montgomery Variable Series: Small Cap Opportunities Fund. The Montgomery Variable Series: Small Cap Opportunities Fund had not commenced operations as of June 30, 1997.

    The Trust was organized as a Delaware business trust on August 24, 1994. Prior to the public offerings of shares of the Funds, a limited number of shares were sold to Montgomery Asset Management, L.P. and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, the Funds had no significant operations prior to February 2, 1996, the date on which the Montgomery Variable Series: Emerging Markets Fund commenced operations (i.e., commenced selling shares to the public).

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Information presented in these financial statements pertains to the Montgomery Variable Series: Emerging Markets Fund (the "Fund"). The Montgomery Variable Series: Growth Fund and the Montgomery Variable Series:
    International Small Cap Fund are presented under separate covers.

    The following is a summary of significant accounting policies.

    a.  PORTFOLIO VALUATION

        The Fund's securities are valued using current market valuations: either the last reported sales price or, lacking any reported sales, and in the case of fixed income securities, the mean between the closing bid and asked prices. The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust in accordance with methods which are authorized by the Trust's Board of Trustees.

        Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

    b.  DIVIDENDS AND DISTRIBUTIONS

        Dividends, if any, from net investment income of the Fund are declared and paid at least annually.

        Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

    c.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

        The Fund may engage in forward foreign currency exchange contracts with off balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.

        When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts have been used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Montgomery Funds III
Notes to Financial Statements (unaudited)
(continued)

    d.  FOREIGN CURRENCY

        Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities, transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

    e.  REPURCHASE AGREEMENTS

        The Fund may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund writes a financial contract with a counterparty and takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

    f.  SECURITIES TRANSACTIONS AND INVESTMENT INCOME

        Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on short-term investments, is recognized on an accrual basis. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date.

    g.  FEDERAL INCOME TAXES

        The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all Federal income taxes.

    h.  ORGANIZATION COSTS

        Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from commencement of operations.

2.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

    a. Montgomery Asset Management, L.P. is the Fund's Manager (the "Manager"). The Manager, a California limited partnership, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The general partner of the Manager is Montgomery Asset Management, Inc., and its sole limited partner is an affiliate of Montgomery Securities. Under the Advisers Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed controlling persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, it is expected that the Manager may draw upon the research and administrative resources of Montgomery Securities at its discretion in a manner consistent with applicable regulations.

The Montgomery Funds III
Notes to Financial Statements (unaudited)
(continued)

        Pursuant to the investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based upon the average daily net assets of the Fund:

                     First $250 Million  Over $250 Million
                     ------------------  -----------------
                            1.25%              1.00%

        The Manager has agreed to reduce some or all of its management fee or absorb the Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.75% of the average daily net assets of the Fund.

        Any reductions or absorptions made for the Fund by the Manager of its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery. For the six months ended June 30, 1997, the Manager recouped fees of $86,264.

        For the six months ended June 30, 1997, the Manager has deferred fees of $58,766.

        As of June 30, 1997, the deferred management fees subject to recoupment are $58,766.

    b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or Montgomery Securities, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for services as Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to the Montgomery Funds III).

    c. The Fund has no sales load and does not pay distribution (Rule 12b-1) fees.

3.  SECURITIES TRANSACTIONS:

    a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended June 30, 1997, were $74,369,340 and $15,810,946, respectively.

    b. At June 30, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $15,574,948 and $3,579,482, respectively.

        The schedule of forward foreign currency exchange contracts at June 30, 1997 was as follows:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO BUY:             CONTRACT VALUE DATE           VALUE (NOTE 1)
     2,237,752  Mexican Pesos                                        07/01/97                  $  281,567
     1,876,392  South African Commercial Rand                        07/01/97                     413,576
    10,600,216  Philippine Pesos                                     07/02/97                     401,879
     1,907,313  Philippine Pesos                                     07/03/97                      72,307
                                                                                               ----------
                TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO BUY
                (CONTRACT COST $1,174,145)                                                     $1,169,329
                                                                                               ----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO SELL:
       102,079  Brazilian Real                                       07/01/97                  $   94,821
       204,023  Malaysian Ringgit                                    07/01/97                      80,833
       659,518  Hong Kong Dollar                                     07/07/97                      85,126
                                                                                               ----------
                TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO SELL
                (CONTRACT COST $260,611)                                                       $  260,780
                                                                                               ----------

    c.  Under an unsecured Revolving Credit Agreement with DeutscheBank (New
        York), the Montgomery Variable Series: Emerging Markets Fund, along with other funds of Montgomery Funds I, Montgomery Funds II and Montgomery Funds III, may for one year starting August 6, 1996, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $300,000,000. For the six months ended June 30, 1997, there were no borrowings under this agreement.

The Montgomery Funds III
Notes to Financial Statements (unaudited)
(continued)

4.  TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

    The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                               SIX MONTHS ENDED                 PERIOD ENDED
                                                 JUNE 30, 1997                DECEMBER 31, 1996*
                                            SHARES            AMOUNT         SHARES        AMOUNT
     Shares Sold                           7,387,214      $86,655,259        2,724,011    $28,483,626
     Issued as Reinvestment of Dividends          -                -             6,363         65,918
     Shares Redeemed                      (1,712,001)     (20,054,274)        (248,382)    (2,593,376)
                                          ----------------------------       ------------------------
     Net Increase                          5,675,213      $66,600,985        2,481,992    $25,956,168
                                          ============================       ========================

---------------

* Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996.

5.  FOREIGN SECURITIES

    The Fund purchases securities in emerging market countries. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include re-evaluation of currencies, less reliable information about issuers, differences in the clearance and settlement of securities transactions practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies and the U.S. government.

6.  SPECIAL SITUATION SECURITIES

    The following security held by the Fund on June 30, 1997, is generally an unrestricted security for which a reliable market price can be established. The security is valued at its market price. However, because the process of re-registering foreign securities in the Fund's name can take more than seven days, the following shares of this security was deemed temporarily restricted or illiquid in the hands of the Fund at June 30, 1997. The Fund bears the cost of re-registering this security:

                       ACQUISITION                 6/30/97       VALUE                 % OF TOTAL
     SECURITY              DATE        SHARES    MARKET VALUE   PER SHARE   COST       NET ASSETS
  Lippo Securities       06/25/96     140,000       $99,302      $0.71     $102,608      0.09%

7.  CAPITAL LOSS CARRYFORWARD

    At December 31, 1996, the Fund had available for Federal income tax purposes unused capital losses of $84,636 expiring in 2004.

    Under current tax law, net short-term capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 1996, the Fund elected to defer net short-term capital losses of $14,382 occurring between November 1, 1995 and December 31, 1996.

    Such deferred losses will be treated as arising on the first day of the fiscal year ended December 31, 1997.

8.  SUBSEQUENT EVENT

    On March 25, 1997, Montgomery Securities, the Manager and CAM Acquisition LLC ("CAM"), a newly organized subsidiary of Commerzbank Aktiengesellschaft, entered into an agreement providing for the transfer of substantially all the assets composing the Manager's business to CAM. On June 23, 1997, the shareholders of the Fund approved a new Investment Management Agreement with CAM (renamed Montgomery Asset Management, LLC) that became effective upon the closing of the Manager's transaction with CAM. Such transaction closed on July 31, 1997.